Investments in Unconsolidated Entities (Details)	9 Months Ended
Sep. 30, 2021 building option
Vida JV LLC
Schedule of Equity Method Investments [Line Items]
Ownership percentage	42.50%
San Simeon Holdings
Schedule of Equity Method Investments [Line Items]
Number of options to extend redemption date | option	2
Term of options to extend redemption date	1 year
Investment yield	6.00%
Investment yield, annual increase	0.50%
Investment yield, annual increase during extensions	0.25%
Preferred accrued return	4.00%
Vida JV LLC
Schedule of Equity Method Investments [Line Items]
Number of buildings owned | building	20
Vida JV LLC | Invesco JV
Schedule of Equity Method Investments [Line Items]
Ownership percentage	85.00%